Cover	6 Months Ended
Aug. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--02-28
Entity File Number	001-43425
Entity Registrant Name	First Phosphate Corp.
Entity Central Index Key	0001490078